INTANGIBLE ASSETS AND GOODWILL (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 28, 2025	Dec. 29, 2024	Dec. 31, 2023
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 3,021,414,000	$ 253,319,000	$ 253,319,000
Innerwear(1)
Disclosure of detailed information about intangible assets [line items]
Growth rate used to extrapolate cash flow projections	800.00%	850.00%
Total for all cash-generating units
Disclosure of detailed information about intangible assets [line items]
Reversal of intangible asset impairment	$ 0	$ 0
Total for all cash-generating units | Textile And Sewing
Disclosure of detailed information about intangible assets [line items]
Impairment loss	0	0
Computer software
Disclosure of detailed information about intangible assets [line items]
Intangible assets	25,451,000		$ 16,083,000
Computer software | Internally-generated
Disclosure of detailed information about intangible assets [line items]
Intangible assets	12,900,000	10,600,000
Computer software, assets not yet utilized in operations
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 5,600,000	$ 3,900,000